Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Schedule of fair value assets and liabilities measured on recurring basis (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real Estate properties	$ 10,554.6	$ 9,857.6
Real Estate joint ventures	2,291.5	1,591.4
Limited partnerships (in Dollars)	339.8	307.5
Real Estate Related	1,332.3	927.9
Marketable Securities Excluding Real Estate	2,569.7	2,802.8
Total Investments	17,087.9	15,487.2
Mortgage loans payable	(2,282.6)	(2,028.2)
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities Excluding Real Estate	1,379.6	1,551.6
US Government Agencies Debt Securities [Member]
Marketable Securities Excluding Real Estate	1,379.6	1,551.6
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities Excluding Real Estate	1,190.1	1,251.2
US Treasury Securities [Member]
Marketable Securities Excluding Real Estate	1,190.1	1,251.2
Fair Value, Inputs, Level 1 [Member]
Real Estate Related	1,332.3	927.9
Total Investments	1,332.3	927.9
Fair Value, Inputs, Level 2 [Member]
Total Investments	2,569.7	2,802.8
Fair Value, Inputs, Level 3 [Member]
Real Estate properties	10,554.6	9,857.6
Real Estate joint ventures	2,291.5	1,591.4
Limited partnerships (in Dollars)	339.8	307.5
Total Investments	13,185.9	11,756.5
Mortgage loans payable	$ (2,282.6)	$ (2,028.2)